Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of key management personnel compensation [line items]
Balance at start of the year	21,481,457	10,881,194	3,431,373
Granted	10,000,000	13,272,356	10,023,350
Exercised	(9,975,660)	(2,672,093)	(2,573,529)
Balance at end of the end year Number	21,505,797	21,481,457	10,881,194
Performance rights [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	110,746,164	42,298,894	48,849,073
Granted	10,000,000	123,272,356	10,023,350
Exercised	(46,642,327)	(54,825,086)	(16,573,529)
Other changes	(15,931,374)
Balance at end of the end year Number	58,172,463	110,746,164	42,298,894
Unvested	58,172,463	110,746,164	42,298,894
Performance rights [member] | Dr Russell Howard [member]
Disclosure of key management personnel compensation [line items]
Granted	10,000,000
Exercised	(2,500,000)
Balance at end of the end year Number	7,500,000
Unvested	7,500,000
Performance rights [member] | Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	8,209,101	10,881,194	3,431,373
Granted			10,023,350
Exercised	(2,736,367)	(2,672,093)	(2,573,529)
Balance at end of the end year Number	5,472,734	8,209,101	10,881,194
Unvested	5,472,734	8,209,101	10,881,194
Performance rights [member] | Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	45,588,236	18,921,569	25,588,236
Granted		50,000,000
Exercised	(16,666,667)	(23,333,333)	(6,666,667)
Other changes	(12,254,903)
Balance at end of the end year Number	16,666,666	45,588,236	18,921,569
Unvested	16,666,666	45,588,236	18,921,569
Performance rights [member] | Mr Grant Chamberlain [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	13,272,356
Granted		13,272,356
Exercised	(4,739,293)
Balance at end of the end year Number	8,533,063	13,272,356
Unvested	8,533,063	13,272,356
Performance rights [member] | Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	20,343,137	7,676,471	11,676,471
Granted		25,000,000
Exercised	(8,333,333)	(12,333,334)	(4,000,000)
Other changes	(3,676,471)
Balance at end of the end year Number	8,333,333	20,343,137	7,676,471
Unvested	8,333,333	20,343,137	7,676,471
Performance rights [member] | Dr Frederic Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the year	23,333,334	4,819,660	8,152,993
Granted		35,000,000
Exercised	(11,666,667)	(16,486,326)	(3,333,333)
Balance at end of the end year Number	11,666,667	23,333,334	4,819,660
Unvested	11,666,667	23,333,334	4,819,660